THE ADVISORS’ INNER CIRCLE FUND III	NICHOLAS PARTNERS
SMALL CAP GROWTH FUND
JUNE 30, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK** — 98.6%

	Shares	Value
Communication Services — 2.6%
Cardlytics *	8,381	$1,063,800
Gogo *	66,368	755,268
Vimeo *	24,332	1,192,268

		3,011,336

Consumer Discretionary — 14.7%
Boot Barn Holdings *	14,999	1,260,666
Callaway Golf *	79,864	2,693,813
Chegg *	19,948	1,657,878
Clarus	55,222	1,419,205
Golden Entertainment *	14,640	655,872
Kontoor Brands	25,647	1,446,747
Lindblad Expeditions Holdings *	32,073	513,489
Monarch Casino & Resort *	8,046	532,404
MYT Netherlands Parent BV ADR *	18,247	555,256
Red Rock Resorts, Cl A *	78,729	3,345,983
Steven Madden	66,381	2,904,833

		16,986,146

Consumer Staples — 2.4%
Primo Water	49,394	826,362
Sprouts Farmers Market *	32,066	796,840
SunOpta *	93,536	1,144,881

		2,768,083

Financials — 5.7%
PacWest Bancorp	34,029	1,400,634
Texas Capital Bancshares *	26,262	1,667,374
Western Alliance Bancorp	37,606	3,491,717

		6,559,725

Health Care — 28.2%
Alpha Teknova *	7,968	189,081
ALX Oncology Holdings *	20,015	1,094,420
Arena Pharmaceuticals *	21,121	1,440,452
Argenx ADR *	5,532	1,665,519
Avantor *	35,537	1,261,919
Berkeley Lights *	16,707	748,641
Biohaven Pharmaceutical Holding *	20,115	1,952,764
Bridgebio Pharma *	32,743	1,996,013
DermTech *	25,749	1,070,386
Establishment Labs Holdings *	12,293	1,073,671
Guardant Health *	7,096	881,252
Inspire Medical Systems *	4,749	917,792
Instil Bio *	60,261	1,164,243
Insulet *	2,738	751,608
Intra-Cellular Therapies *	30,452	1,243,051
KalVista Pharmaceuticals *	38,219	915,727
Krystal Biotech *	17,042	1,158,856

THE ADVISORS’ INNER CIRCLE FUND III	NICHOLAS PARTNERS
SMALL CAP GROWTH FUND
JUNE 30, 2021 (Unaudited)

COMMON STOCK** — continued

	Shares	Value
Health Care — continued
LAVA Therapeutics *	40,734	$443,186
Mirati Therapeutics *	10,281	1,660,690
NeoGenomics *	27,826	1,256,900
Oak Street Health *	13,746	805,103
Reneo Pharmaceuticals *	4,202	39,205
Repligen *	10,449	2,085,829
Schrodinger *	13,243	1,001,303
Singular Genomics Systems *	35,581	977,766
Talis Biomedical *	53,040	585,031
TG Therapeutics *	32,799	1,272,273
Turning Point Therapeutics *	10,728	836,999
Twist Bioscience *	10,797	1,438,700
Werewolf Therapeutics *	10,505	183,207

		32,111,587

Industrials — 15.4%
Ameresco, Cl A *	30,508	1,913,462
CACI International, Cl A *	3,757	958,486
Chart Industries *	17,266	2,526,361
Energy Recovery *	39,057	889,719
Federal Signal	27,212	1,094,739
Kornit Digital *	37,269	4,633,655
Regal-Beloit	8,675	1,158,199
TFI International	24,134	2,200,779
WillScot Mobile Mini Holdings, Cl A *	81,397	2,268,534

		17,643,934

Information Technology — 21.8%
908 Devices *	16,986	658,208
Advanced Energy Industries	6,985	787,279
Bill.com Holdings *	7,823	1,433,017
Coupa Software *	4,470	1,171,632
Descartes Systems Group *	14,640	1,012,502
Elastic *	21,512	3,135,589
Everbridge *	13,462	1,831,909
Five9 *	12,202	2,237,725
Lattice Semiconductor *	73,868	4,149,904
Monolithic Power Systems	11,440	4,272,268
Smartsheet, Cl A *	25,925	1,874,896
Squarespace *	29,442	1,749,149
Verra Mobility, Cl A *	56,973	875,675

		25,189,753

Materials — 3.6%
Amyris *	52,803	864,385
Element Solutions	138,740	3,243,741

		4,108,126

Real Estate — 4.2%
Apple Hospitality ‡	68,169	1,040,259
Innovative Industrial Properties, Cl A ‡	11,790	2,252,126

THE ADVISORS’ INNER CIRCLE FUND III	NICHOLAS PARTNERS
SMALL CAP GROWTH FUND
JUNE 30, 2021 (Unaudited)

COMMON STOCK** — continued

	Shares	Value
Real Estate — continued
Macerich ‡	84,708	$1,545,921

		4,838,306

Total Common Stock (Cost $78,636,143)		113,216,996

EXCHANGE-TRADED FUND — 0.6%

iShares Russell 2000 Growth ETF	2,133	664,835

Total Exchange-Traded Funds (Cost $636,400)		664,835

Total Investments - 99.2% (Cost $79,272,543)		$113,881,831

Percentages are based on Net Assets of $114,835,719.

*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
‡	Real Estate Investment Trust.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange-Traded Fund

As of June 30, 2021, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended June 30, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

NIC-QH-001-0500